JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:     JPMorgan Trust I (the “Trust”) on behalf of

  the funds (the “Funds”) listed on Appendix A hereto

  File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 257 (Amendment No. 258 under the 1940 Act) filed electronically on February 27, 2013.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

JPMorgan International Funds

China Region Fund
Emerging Economies Fund
Emerging Markets Equity Fund
India Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Intrepid European Fund
Intrepid International Fund
Latin America Fund
Russia Fund